CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized gain on available for sale securities, income tax	0	0	0
Reclassification adjustment for gain on available for sale securities realized in net income, income tax	¥ 0	¥ 0	¥ 0